Cash and Cash Equivalents (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 305,574	¥ 277,715
Certificates of deposit	210,000	40,000
Commercial paper	199,977	20,000
Bailment for consumption	50,000	20,000
Cash and cash equivalents	¥ 765,551	¥ 357,715	¥ 599,548	¥ 646,905